Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses [Abstract]
Advances for inventories	$ 1,243	$ 2,704
Advertising and promotional expenses paid in advance	367	141
Advances to service suppliers	142	227
Prepaid insurance	39	49
Others	58	23
Total	$ 1,849	$ 3,144